Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 29,076	$ 23,507	$ 14,121
Less: accumulated depreciation	(8,567)	(7,842)	(4,255)
Total property and equipment, net	20,509	15,665	9,866
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 11,586	$ 11,187	$ 8,441
Estimated Useful Life (in Years)	5 years	5 years	5 years
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 481	$ 481	$ 477
Estimated Useful Life (in Years)	4 years	4 years	4 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 241	$ 241	$ 213
Estimated Useful Life (in Years)	3 years	3 years	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,356	$ 3,356	$ 2,941
Property, Plant and Equipment, Dispositions	Shorter of useful life or remaining lease term	Shorter of useful life or remaining lease term	Shorter of useful life or remaining lease term
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 13,412	$ 8,242	$ 2,049